Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 131,443	Fees	Argentina		National Government of Argentina, Ministry of Environment and Production	Lindero Mine
#: 2
	4,667	Fees	Argentina		Mining and energy resources secretary	Lindero Mine
#: 3
	151,056	Fees	Argentina	snj:AR-A	Municipality of Tolar Grande	Lindero Mine
#: 4
	5,102	Fees	Argentina	snj:AR-A	Direccin General de rentas de la Provincia de Salta	Lindero Mine
#: 5
	1,308,144	Taxes	Argentina		National Government of Argentina, Tax Authority (AFIP) Two	Lindero Mine
#: 6
	18,227,347	Taxes	Argentina		National Government of Argentina, Tax Authority (AFIP) Four	Lindero Mine
#: 7
	3,277,834	Royalties	Argentina	snj:AR-A	Province of Salta, Gran Treasury of the Province of Salta	Lindero Mine
#: 8
	3,932,949	Taxes	Mexico		National Government of Mexico, Tax Authority (SAT)	San Jose Mine
#: 9
	3,764,130	Royalties	Mexico		National Government of Mexico, Mexican Geological Service	San Jose Mine
#: 10
	6,074,920	Taxes	Mexico		National Government of Mexico, Ministry of Economy	San Jose Mine
#: 11
	1,301,340	Royalties	Mexico		National Government of Mexico, Ministry of Economy	San Jose Mine
#: 12
	1,531,902	Fees	Mexico		National Government of Mexico, Ministry of Economy	San Jose Mine
#: 13
	1,534,779	Infrastructure	Mexico	snj:MX-OAX	Municipality of San Jose del Progreso	San Jose Mine
#: 14
	681,498	Comm. Social Resp.	Mexico	snj:MX-OAX	Municipality of San Jose del Progreso	San Jose Mine
#: 15
	345,552	Infrastructure	Mexico	snj:MX-OAX	Municipality of Ejutla de Crespo	San Jose Mine
#: 16
	11,689,463	Taxes	Peru		Federal Govemement of Peru, Superintendencia Nacional de Administracin Tributaria - SUNAT	Bateas Mine
#: 17
	518,522	Royalties	Peru		Federal Govemement of Peru, Superintendencia Nacional de Administracin Tributaria - SUNAT	Bateas Mine
#: 18
	94,938	Taxes	Peru		Federal Govemement of Peru, Organismo de Evaluacin y Fiscalizacin Ambiental -OEFA	Bateas Mine
#: 19
	158,970	Taxes	Peru		Federal Govemement of Peru, Organismo Supervisor de la Inversin de Energa y Minera - OSINERGMIN	Bateas Mine
#: 20
	281,863	Fees	Peru		Federal Govemement of Peru, Instituto Geologico, Minero y Metalurga	Bateas Mine
#: 21
	139,486	Fees	Peru		Federal Govemement of Peru, Ministerio de Agricultura - Autoridad Nacional del Agua	Bateas Mine
#: 22
	4,549,787	Royalties	Cote d'Ivoire		Federal government of Cote d'Ivoire, Tax authority	Seguela Mine
#: 23
	12,574,488	Royalties	Senegal		Government of Senegal, Tax Authority	Chesser
#: 24
	5,347,815	Taxes	BURKINA-FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 25
	19,456,139	Royalties	BURKINA-FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 26
	1,304,078	Fees	BURKINA-FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 27
	1,760,685	Dividends	BURKINA-FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine
#: 28
	$ 207,065	Comm. Social Resp.	BURKINA-FASO		Government of Burkina Faso, Tax Authority	Yaramoko Mine